INCOME TAXES	12 Months Ended
Mar. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 21	-	INCOME TAXES

The components of the credit for income taxes are as follows:

	Year Ended March 31,
	2011	2010
Federal:
Current	$—	$—
Deferred	—	—

State
Current	$(10,422)	$—
Deferred	—	—

Sale of New Jersey Net Operating Losses	$311,835	$—

Net Credit for Income Taxes	$301,413	$—

The Major components of deferred tax assets and liabilities at March 31, 2011 and 2010 are as follows:

	March 31,
	2011	2010
Federal
Net Operating Loss Carry forward	$17,789,382	$17,604,348
Less: Deferred Tax Liability	(305,716)	—
Subtotal	17,483,666	17,604,348
Valuation Allowance	(17,483,666)	(17,604,348)
	$—	$—
State
Net Operating Loss Carryforwards	2,223,278	2,481,065
Less: Deferred Tax Liability	(68,786)	—
Subtotal	2,154,492	2,481,065
Valuation Allowance	(2,154,492)	(2,481,065)
	$—	$—

At March 31, 2011 and 2010, a 100% valuation allowance is provided, as it is uncertain if the deferred tax assets will provide any future benefits because of the uncertainty about the Company’s ability to generate the future taxable income necessary to use the net operating loss carryforwards.